SPXX
Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description , (1)	Value
	LONG-TERM INVESTMENTS – 101.1%
	COMMON STOCKS – 98.6%
	Aerospace & Defense – 1.8%
7,744	Boeing Co, (2)	$1,972,552
3,921	Lockheed Martin Corp	1,448,809
23,937	Raytheon Technologies Corp	1,849,612
	Total Aerospace & Defense	5,270,973
	Air Freight & Logistics – 0.8%
13,373	United Parcel Service Inc, Class B	2,273,276
	Airlines – 0.2%
513	American Airlines Group Inc, (2)	12,261
2,641	Spirit Airlines Inc, (2)	97,453
5,565	United Airlines Holdings Inc, (2)	320,210
	Total Airlines	429,924
	Auto Components – 0.1%
7,012	Cooper Tire & Rubber Co	392,532
	Automobiles – 1.5%
34,359	Ford Motor Co, (2)	420,898
5,999	Tesla Inc, (2)	4,006,912
	Total Automobiles	4,427,810
	Banks – 4.2%
13,874	Associated Banc-Corp	296,071
9,550	Bank of America Corp	369,489
1,569	Bank OZK	64,094
1,508	BankUnited Inc	66,277
24,364	Citigroup Inc	1,772,481
11,203	Comerica Inc	803,703
7,166	First Hawaiian Inc	196,133
15,312	First Midwest Bancorp Inc/IL	335,486
21,881	FNB Corp/PA	277,889
3,550	Fulton Financial Corp	60,456
9,405	Hope Bancorp Inc	141,639
39,995	JPMorgan Chase & Co, (3)	6,088,439
583	M&T Bank Corp	88,389
2,579	PacWest Bancorp	98,389
25,033	People's United Financial Inc	448,091

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description , (1)	Value
	Banks (continued)
2,043	Popular Inc	$143,664
1,205	Renasant Corp	49,863
659	Signature Bank/New York NY	149,000
658	South State Corp	51,659
650	Texas Capital Bancshares Inc, (2)	46,098
3,878	Valley National Bancorp	53,284
11,047	Zions Bancorp	607,143
	Total Banks	12,207,737
	Beverages – 2.0%
51,740	Coca-Cola Co	2,727,216
21,054	PepsiCo Inc	2,978,088
	Total Beverages	5,705,304
	Biotechnology – 1.3%
16,944	AbbVie Inc	1,833,680
7,500	Amgen Inc	1,866,075
	Total Biotechnology	3,699,755
	Capital Markets – 2.9%
20,949	Charles Schwab Corp	1,365,456
5,682	CME Group Inc	1,160,435
307	Federated Hermes Inc	9,609
6,744	Goldman Sachs Group Inc	2,205,288
12,113	Intercontinental Exchange Inc	1,352,780
23,719	Morgan Stanley	1,842,018
2,999	T Rowe Price Group Inc	514,628
	Total Capital Markets	8,450,214
	Chemicals – 1.6%
10,836	Corteva Inc	505,174
10,837	Dow Inc	692,918
6,283	DuPont de Nemours Inc	485,550
7,833	Eastman Chemical Co	862,570
2,980	Ecolab Inc	637,929
7,286	Olin Corp	276,649
1,646	Sherwin-Williams Co	1,214,765
	Total Chemicals	4,675,555
	Commercial Services & Supplies – 0.0%
8,663	CoreCivic Inc, (2)	78,400
	Communications Equipment – 1.6%
65,585	Cisco Systems Inc	3,391,401

Shares	Description , (1)	Value
	Communications Equipment (continued)
7,286	Motorola Solutions Inc	$1,370,132
	Total Communications Equipment	4,761,533
	Consumer Finance – 0.7%
13,662	American Express Co	1,932,353
	Containers & Packaging – 0.5%
8,107	Avery Dennison Corp	1,488,851
	Diversified Financial Services – 1.4%
16,034	Berkshire Hathaway Inc, Class B, (2), (3)	4,096,206
	Diversified Telecommunication Services – 0.9%
17,618	AT&T Inc	533,297
36,137	Verizon Communications Inc, (3)	2,101,366
	Total Diversified Telecommunication Services	2,634,663
	Electric Utilities – 1.3%
3,632	ALLETE Inc	244,034
13,297	Duke Energy Corp	1,283,559
6,084	Evergy Inc	362,181
7,180	FirstEnergy Corp	249,074
4,531	Hawaiian Electric Industries Inc	201,312
3,171	IDACORP Inc	317,005
2,166	NRG Energy Inc	81,723
4,414	OGE Energy Corp	142,837
4,056	Pinnacle West Capital Corp	329,956
5,647	PNM Resources Inc	276,985
7,150	Portland General Electric Co	339,411
2,741	PPL Corp	79,050
	Total Electric Utilities	3,907,127
	Electrical Equipment – 1.1%
5,829	Eaton Corp PLC	806,034
8,927	Emerson Electric Co	805,394
4,452	nVent Electric PLC	124,255
6,015	Rockwell Automation Inc	1,596,622
	Total Electrical Equipment	3,332,305
	Electronic Equipment, Instruments & Components – 0.3%
18,044	Corning Inc	785,094
	Energy Equipment & Services – 0.2%
1,887	ChampionX Corp, (2)	41,004
1,072	Dril-Quip Inc, (2)	35,623
1,243	Helmerich & Payne Inc	33,511

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description , (1)	Value
	Energy Equipment & Services (continued)
12,922	NOV Inc, (2)	$177,290
4,365	Patterson-UTI Energy Inc	31,122
8,230	TechnipFMC PLC, (2)	63,536
16,647	Transocean Ltd, (2)	59,097
	Total Energy Equipment & Services	441,183
	Entertainment – 2.3%
1,257	AMC Entertainment Holdings Inc, Class A, (2)	12,834
6,011	Electronic Arts Inc	813,709
1,982	Glu Mobile Inc, (2)	24,736
5,558	Netflix Inc, (2)	2,899,386
16,102	Walt Disney Co, (2)	2,971,141
	Total Entertainment	6,721,806
	Equity Real Estate Investment Trust – 1.8%
9,948	Acadia Realty Trust	188,714
1,995	Agree Realty Corp	134,284
5,269	Apple Hospitality REIT Inc	76,769
4,774	Brandywine Realty Trust	61,632
4,722	Brixmor Property Group Inc	95,526
3,021	Broadstone Net Lease Inc	55,284
7,483	Columbia Property Trust Inc	127,959
1,089	Cousins Properties Inc	38,496
1,098	CubeSmart	41,537
1,729	CyrusOne Inc	117,088
11,724	DiamondRock Hospitality Co, (2)	120,757
661	Digital Realty Trust Inc	93,095
14,750	Empire State Realty Trust Inc, Class A	164,168
664	Extra Space Storage Inc	88,013
1,273	Federal Realty Investment Trust	129,146
2,741	GEO Group Inc	21,270
98	Healthcare Realty Trust Inc	2,971
12,391	Host Hotels & Resorts Inc, (2)	208,788
1,750	Hudson Pacific Properties Inc	47,478
144	Innovative Industrial Properties Inc	25,943
10,443	Kimco Realty Corp	195,806
2,182	Life Storage Inc	187,543
10,368	Macerich Co	121,306
5,572	Mack-Cali Realty Corp	86,255
3,371	National Retail Properties Inc	148,560
27,284	Paramount Group Inc	276,387
6,410	Park Hotels & Resorts Inc, (2)	138,328
7,431	Pebblebrook Hotel Trust	180,499

Shares	Description , (1)	Value
	Equity Real Estate Investment Trust (continued)
2,909	Physicians Realty Trust	$51,402
3,188	Prologis Inc	337,928
720	QTS Realty Trust Inc, Class A	44,669
3,232	Regency Centers Corp	183,287
7,659	Retail Opportunity Investments Corp	121,548
6,344	Retail Properties of America Inc, Class A	66,485
3,073	RLJ Lodging Trust	47,570
6,229	Sabra Health Care REIT Inc	108,135
1,070	Seritage Growth Properties, Class A, (2)	19,635
2,605	Service Properties Trust	30,895
1,366	Simon Property Group Inc	155,410
4,261	SITE Centers Corp	57,779
3,190	SL Green Realty Corp	223,268
4,169	Summit Hotel Properties Inc, (2)	42,357
12,062	Sunstone Hotel Investors Inc, (2)	150,293
847	Ventas Inc	45,179
5,339	Vornado Realty Trust	242,337
1,282	Welltower Inc	91,830
2,214	Xenia Hotels & Resorts Inc, (2)	43,173
	Total Equity Real Estate Investment Trust	5,236,782
	Food & Staples Retailing – 0.6%
13,662	Walmart Inc	1,855,709
	Food Products – 0.4%
12,387	Archer-Daniels-Midland Co, (3)	706,059
15,667	Conagra Brands Inc	589,079
	Total Food Products	1,295,138
	Health Care Equipment & Supplies – 2.7%
24,047	Abbott Laboratories, (3)	2,881,793
36,435	Boston Scientific Corp, (2)	1,408,213
2,079	Intuitive Surgical Inc, (2)	1,536,256
17,840	Medtronic PLC	2,107,439
	Total Health Care Equipment & Supplies	7,933,701
	Health Care Providers & Services – 3.2%
31	Acadia Healthcare Co Inc, (2)	1,771
4,100	Anthem Inc	1,471,695
8,000	CVS Health Corp	601,840
2,553	Humana Inc	1,070,345
6,079	Laboratory Corp of America Holdings, (2)	1,550,328
93	McKesson Corp	18,139
3,057	Tenet Healthcare Corp, (2)	158,964

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description , (1)	Value
	Health Care Providers & Services (continued)
12,300	UnitedHealth Group Inc	$4,576,461
	Total Health Care Providers & Services	9,449,543
	Hotels, Restaurants & Leisure – 1.8%
237	Caesars Entertainment Inc, (2)	20,726
7,238	Carnival Corp, (2)	192,096
12,756	McDonald's Corp	2,859,130
4,955	Norwegian Cruise Line Holdings Ltd, (2)	136,708
1,094	Penn National Gaming Inc, (2)	114,695
714	Royal Caribbean Cruises Ltd, (2)	61,126
15,767	Starbucks Corp	1,722,860
	Total Hotels, Restaurants & Leisure	5,107,341
	Household Durables – 0.3%
6,557	KB Home	305,097
559	Taylor Morrison Home Corp, (2)	17,223
4,004	Tempur Sealy International Inc	146,386
2,293	Whirlpool Corp	505,263
	Total Household Durables	973,969
	Household Products – 1.8%
10,458	Colgate-Palmolive Co	824,404
8,653	Kimberly-Clark Corp	1,203,200
23,430	Procter & Gamble Co	3,173,125
	Total Household Products	5,200,729
	Independent Power & Renewable Electricity Producers – 0.1%
617	Sunnova Energy International Inc, (2)	25,186
8,660	Vistra Corp	153,109
	Total Independent Power & Renewable Electricity Producers	178,295
	Industrial Conglomerates – 1.5%
9,198	3M Co	1,772,270
11,839	Honeywell International Inc	2,569,892
	Total Industrial Conglomerates	4,342,162
	Insurance – 2.0%
13,662	Arthur J Gallagher & Co	1,704,608
7,559	Fidelity National Financial Inc	307,349
15,393	Marsh & McLennan Cos Inc	1,874,867
4,657	Prudential Financial Inc	424,253
1,511	Reinsurance Group of America Inc	190,461
9,108	Travelers Cos Inc	1,369,843
	Total Insurance	5,871,381

Shares	Description , (1)	Value
	Interactive Media & Services – 6.8%
2,553	Alphabet Inc, Class A, (2)	$5,265,614
3,281	Alphabet Inc, Class C, (2)	6,787,175
23,868	Facebook Inc, Class A, (2), (3)	7,029,842
8,835	Twitter Inc, (2)	562,171
	Total Interactive Media & Services	19,644,802
	Internet & Direct Marketing Retail – 5.1%
3,931	Amazon.com Inc, (2), (3)	12,162,829
610	Booking Holdings Inc, (2)	1,421,202
20,403	eBay Inc	1,249,480
	Total Internet & Direct Marketing Retail	14,833,511
	IT Services – 5.2%
2,622	Akamai Technologies Inc, (2)	267,182
2,276	Black Knight Inc, (2)	168,401
10,945	Fidelity National Information Services Inc	1,538,977
10,266	Mastercard Inc, Class A	3,655,209
14,755	PayPal Holdings Inc, (2)	3,583,104
4,000	VeriSign Inc, (2)	795,040
23,604	Visa Inc, Class A, (3)	4,997,675
	Total IT Services	15,005,588
	Life Sciences Tools & Services – 1.4%
1,733	Bio-Techne Corp	661,885
7,291	Thermo Fisher Scientific Inc	3,327,466
	Total Life Sciences Tools & Services	3,989,351
	Machinery – 3.3%
11,020	Caterpillar Inc	2,555,207
3,551	Cummins Inc	920,099
6,285	Deere & Co	2,351,470
8,744	Illinois Tool Works Inc	1,936,971
5,373	Otis Worldwide Corp	367,782
4,452	Pentair PLC	277,449
2,913	Snap-on Inc	672,146
2,640	Stanley Black & Decker Inc	527,129
	Total Machinery	9,608,253
	Media – 1.3%
67,408	Comcast Corp, Class A, (3)	3,647,447
7,195	TEGNA Inc	135,482
	Total Media	3,782,929
	Metals & Mining – 0.3%
20,911	Freeport-McMoRan Inc, (2)	688,599

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description , (1)	Value
	Metals & Mining (continued)
2,973	Southern Copper Corp	$201,778
	Total Metals & Mining	890,377
	Multiline Retail – 0.8%
12,311	Target Corp	2,438,440
	Multi-Utilities – 0.3%
3,870	Avista Corp	184,793
2,246	CenterPoint Energy Inc	50,872
7,261	Consolidated Edison Inc	543,123
2,910	NiSource Inc	70,160
2,312	NorthWestern Corp	150,742
	Total Multi-Utilities	999,690
	Oil, Gas & Consumable Fuels – 2.4%
4,761	Antero Midstream Corp	42,992
6,674	Antero Resources Corp, (2)	68,075
2,317	Cabot Oil & Gas Corp	43,513
18,166	Chevron Corp	1,903,615
5,460	CNX Resources Corp, (2)	80,262
5,980	Comstock Resources Inc, (2)	33,129
1,509	ConocoPhillips	79,932
1,025	Continental Resources Inc, (2)	26,517
6,783	DHT Holdings Inc	40,223
4,553	Diamondback Energy Inc	334,600
2,900	EOG Resources Inc	210,337
5,418	EQT Corp, (2)	100,666
4,475	Equitrans Midstream Corp	36,516
4,410	Frontline Ltd/Bermuda	31,531
2,689	Hess Corp	190,274
8,291	HollyFrontier Corp	296,652
54,268	Marathon Oil Corp	579,582
10,200	Marathon Petroleum Corp	545,598
6,966	Murphy Oil Corp	114,312
8,121	Occidental Petroleum Corp	216,181
4,403	Ovintiv Inc	104,879
5,237	PBF Energy Inc, Class A, (2)	74,104
4,956	PDC Energy Inc, (2)	170,486
8,289	Phillips 66	675,885
415	Pioneer Natural Resources Co	65,910
4,093	Range Resources Corp, (2)	42,281
192	Renewable Energy Group Inc, (2)	12,680
2,100	Scorpio Tankers Inc	38,766

Shares	Description , (1)	Value
	Oil, Gas & Consumable Fuels (continued)
2,040	SM Energy Co	$33,395
14,618	Southwestern Energy Co, (2)	67,974
2,864	Talos Energy Inc, (2)	34,483
8,001	Valero Energy Corp	572,872
	Total Oil, Gas & Consumable Fuels	6,868,222
	Pharmaceuticals – 3.6%
8,345	Bristol-Myers Squibb Co	526,820
11,025	Eli Lilly and Co	2,059,690
1,729	Jazz Pharmaceuticals PLC, (2)	284,196
18,508	Johnson & Johnson	3,041,790
26,004	Merck & Co Inc	2,004,648
65,315	Pfizer Inc	2,366,362
8,714	Viatris Inc, (2)	121,735
	Total Pharmaceuticals	10,405,241
	Real Estate Management & Development – 0.1%
588	eXp World Holdings Inc, (2)	26,783
538	Howard Hughes Corp, (2)	51,180
1,638	Jones Lang LaSalle Inc, (2)	293,268
1,786	Realogy Holdings Corp, (2)	27,022
	Total Real Estate Management & Development	398,253
	Road & Rail – 1.0%
12,754	Union Pacific Corp	2,811,109
	Semiconductors & Semiconductor Equipment – 5.5%
11,295	Analog Devices Inc	1,751,629
361	Enphase Energy Inc, (2)	58,540
51,171	Intel Corp, (3)	3,274,944
10,838	Microchip Technology Inc	1,682,274
6,667	NVIDIA Corp	3,559,711
17,241	QUALCOMM Inc	2,285,984
17,306	Texas Instruments Inc	3,270,661
	Total Semiconductors & Semiconductor Equipment	15,883,743
	Software – 7.5%
6,194	Autodesk Inc, (2)	1,716,667
5,008	CDK Global Inc	270,732
73,656	Microsoft Corp	17,365,875
55	MicroStrategy Inc, Class A, (2)	37,334
29,780	Oracle Corp	2,089,663
1,360	salesforce.com Inc, (2)	288,143
	Total Software	21,768,414

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description , (1)	Value
	Specialty Retail – 2.9%
6,065	Best Buy Co Inc	$696,323
113	Dick's Sporting Goods Inc	8,605
12,326	Home Depot Inc	3,762,511
13,769	Lowe's Cos Inc	2,618,588
19,493	TJX Cos Inc	1,289,462
2,594	Urban Outfitters Inc, (2)	96,471
	Total Specialty Retail	8,471,960
	Technology Hardware, Storage & Peripherals – 6.4%
152,493	Apple Inc, (3)	18,627,020
	Textiles, Apparel & Luxury Goods – 0.7%
1,297	Kontoor Brands Inc	62,943
10,201	NIKE Inc, Class B	1,355,611
7,353	VF Corp	587,652
	Total Textiles, Apparel & Luxury Goods	2,006,206
	Thrifts & Mortgage Finance – 0.1%
2,768	MGIC Investment Corp	38,337
10,698	New York Community Bancorp Inc	135,009
440	PennyMac Financial Services Inc	29,423
1,111	Radian Group Inc	25,830
	Total Thrifts & Mortgage Finance	228,599
	Tobacco – 0.6%
17,306	Altria Group Inc	885,375
10,672	Philip Morris International Inc	947,033
	Total Tobacco	1,832,408
	Trading Companies & Distributors – 0.4%
3,193	WW Grainger Inc	1,280,169
	Unknown Industry – 0.0%
2,888	Technip Energies NV, ADR, (2), (4)	43,233
	Wireless Telecommunication Services – 0.0%
1,094	United States Cellular Corp, (2)	39,909
	Total Common Stocks (cost $85,707,595)	287,014,778

Shares	Description (1), (5)	Value
	EXCHANGE-TRADED FUNDS – 2.5%
35,000	Vanguard Total Stock Market ETF	$7,234,150
	Total Exchange-Traded Funds (cost $6,748,231)	7,234,150

Shares	Description (1)	Value
WARRANTS – 0.0%

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 0.0%
2,117	Occidental Petroleum Corp	$25,213
	Total Warrants (cost $10,479)	25,213
	Total Long-Term Investments (cost $92,466,305)	294,274,141

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.2%
	REPURCHASE AGREEMENTS – 0.2%
$423	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $423,440, collateralized by $397,900, U.S. Treasury Notes, 2.750%, due 2/28/25, value $431,959	0.000%	4/01/21	$423,440
	Total Short-Term Investments (cost $423,440)			423,440
	Total Investments (cost $92,889,745) – 101.3%			294,697,581
	Other Assets Less Liabilities – (1.3)% (6)			(3,671,661)
	Net Assets Applicable to Common Shares – 100%			$291,025,920
Investments in Derivatives
Options Written
Description (7)	Type	Number of Contracts	Notional Amount (8)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(400)	$(156,600,000)	$3,915	4/16/21	$(3,432,000)
S&P 500® Index	Call	(20)	(7,900,000)	3,950	4/16/21	(119,700)
Total Options Written (premiums received $2,640,436)		(420)	$(164,500,000)			$(3,551,700)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$286,971,545	$43,233	$ —	$287,014,778
Exchange-Traded Funds	7,234,150	—	—	7,234,150
Warrants	25,213	—	—	25,213
Short-Term Investments:
Repurchase Agreements	—	423,440	—	423,440
Investments in Derivatives:
Options Written	(3,551,700)	—	—	(3,551,700)
Total	$290,679,208	$466,673	$ —	$291,145,881

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	For fair value measurement disclosure purposes, investment classified as Level 2.
(5)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(7)	Exchange-traded, unless otherwise noted.
(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard & Poor's